Private Placement	2 Months Ended
Dec. 31, 2020
Private Placement
Private Placement

Note 4 — Private Placement

The Sponsor has agreed to purchase 8,600,000 Private Placement Warrants (or 9,800,000 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full), at a price of $1.50 per Private Placement Warrant ($12,900,000 in the aggregate, or $14,700,000 if the over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. The amount of private warrants purchased by the Sponsor was decreased to reflect the reduction in underwriting commissions as a result of entities affiliated with Glenview purchasing Units in the Proposed Public Offering (on which no underwriting commissions will be paid). Each Private Placement Warrant is anticipated to be exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.